Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC  20004

March 12, 2009

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust: Initial Registration Statement on Form N-1A (File Nos. 333- and 811-22110)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, the Trust’s initial registration statement on Form N-1A, together with certain exhibits thereto.

Please contact me at (202) 739-5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire